Recoverable taxes - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Recoverable taxes	R$ 4,203,639	R$ 3,783,271
IRPJ and CSLL [member] | Top of range [member]
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Realization of tax credit period	5 years
ICMS State vat [Member]
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Recoverable taxes	R$ 1,365,128	1,312,990
ICMS State vat [Member] | Top of range [member]
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Realization of tax credit period	5 years
PIS and COFINS (State VAT) [member]
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Recoverable taxes	R$ 2,761,262	2,410,736
Subsidiaries Ipiranga Produtos de Petróleo S.A. (“IPP”), Tropical Transportes Ipiranga Ltda (“Tropical”), AMPM, Iconic and Ultragaz [member] | PIS and COFINS (State VAT) [member] | Top of range [member]
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Realization of tax credit period	5 years
Subsidiaries [member] | ICMS State vat [Member]
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Recoverable taxes reclassified to assets held for sale, net of provision for impairment losses	R$ 49,732	59,868
Subsidiaries Ipiranga and Ultragaz [member] | PIS and COFINS (State VAT) [member]
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Recoverable taxes	1,088,303	R$ 971,373
Ipiranga [member]
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Tax credits received for recoverable taxes	R$ 563,000